Summary of Significant Accounting Policies - Summary of Contract Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Contract with Customer, Asset and Liability [Abstract]
Contract liabilities	¥ 71,141	$ 10,903	¥ 39,638